Schedule of Investments (unaudited)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 3.2%
Boeing Co. (The)
2.85%, 10/30/24	USD	980	$ 969,048
2.20%, 02/04/26		1,120	1,052,660
2.70%, 02/01/27		200	184,379
2.95%, 02/01/30		200	171,225
6.39%, 05/01/31(a)		495	503,938
3.25%, 02/01/35		194	148,145
3.38%, 06/15/46		140	89,270
3.85%, 11/01/48		135	89,311
3.90%, 05/01/49		104	69,559
3.75%, 02/01/50		374	244,731
5.81%, 05/01/50		2,805	2,527,866
6.86%, 05/01/54(a)		545	559,264
5.93%, 05/01/60		345	308,448
7.01%, 05/01/64(a)		355	363,474
L3Harris Technologies, Inc.
5.05%, 06/01/29		2,085	2,070,344
5.35%, 06/01/34		1,284	1,274,841
Lockheed Martin Corp.
3.80%, 03/01/45		145	115,584
4.70%, 05/15/46		161	144,860
5.70%, 11/15/54		135	138,835
Northrop Grumman Corp.
7.88%, 03/01/26		533	556,131
4.03%, 10/15/47		80	63,218
5.25%, 05/01/50		35	33,205
4.95%, 03/15/53		81	72,857
5.20%, 06/01/54		79	73,969
RTX Corp.
4.45%, 11/16/38		136	120,088
4.15%, 05/15/45		688	555,800
3.75%, 11/01/46		178	133,187
4.35%, 04/15/47		293	241,607
4.05%, 05/04/47		71	55,823
3.13%, 07/01/50		134	87,991
2.82%, 09/01/51		945	575,448
3.03%, 03/15/52		41	26,141
5.38%, 02/27/53		87	82,616
6.40%, 03/15/54		30	32,710
			13,736,573
Air Freight & Logistics — 0.0%
FedEx Corp., 4.55%, 04/01/46		25	20,830
Automobile Components — 0.1%
Aptiv PLC
5.40%, 03/15/49		156	139,595
3.10%, 12/01/51		47	28,701
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32		52	45,085
4.15%, 05/01/52		472	351,409
			564,790
Automobiles — 1.8%
Daimler Truck Finance North America LLC, 2.00%, 12/14/26(a)		871	805,019
Ford Holdings LLC, 9.30%, 03/01/30		607	692,691
Ford Motor Co.
9.63%, 04/22/30		42	48,868
7.45%, 07/16/31		550	591,863
3.25%, 02/12/32		533	440,489
General Motors Co.
5.60%, 10/15/32		84	84,019
Security		Par (000)	Value
Automobiles (continued)
General Motors Co.
5.00%, 04/01/35	USD	77	$ 72,083
6.60%, 04/01/36		175	183,118
5.15%, 04/01/38		23	21,158
6.25%, 10/02/43		95	94,604
5.20%, 04/01/45		77	67,578
6.75%, 04/01/46		61	63,699
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)		2,335	2,137,977
2.45%, 09/15/28(a)		516	447,492
7.05%, 09/15/28(a)		460	478,765
Volkswagen Group of America Finance LLC
3.35%, 05/13/25(a)		558	547,234
5.40%, 03/20/26(a)		934	931,610
			7,708,267
Banks — 12.3%
Bank of America Corp.
3.71%, 04/24/28		266	254,778
3.59%, 07/21/28		695	661,489
3.42%, 12/20/28		2,354	2,213,522
3.97%, 03/05/29		1,495	1,429,434
4.27%, 07/23/29		522	502,954
5.82%, 09/15/29		292	298,113
2.69%, 04/22/32		710	600,036
2.97%, 02/04/33		1,430	1,210,173
4.57%, 04/27/33		148	139,573
2.83%, 10/24/51		35	22,113
Series L, 4.75%, 04/21/45		39	34,695
Bank of Ireland Group PLC, 6.25%, 09/16/26(a)		1,487	1,494,217
Barclays PLC
4.38%, 01/12/26		547	537,750
5.20%, 05/12/26		237	234,279
5.83%, 05/09/27		734	735,076
5.09%, 06/20/30		900	860,444
BPCE SA, 5.94%, 05/30/35(a)		665	662,352
Citigroup, Inc.
2.57%, 06/03/31		39	33,475
2.56%, 05/01/32		102	85,003
5.83%, 02/13/35		1,470	1,454,694
0.00%, 06/11/35		1,631	1,618,221
Commonwealth Bank of Australia, 5.84%, 03/13/34(a)		1,347	1,345,367
Danske Bank A/S, 5.71%, 03/01/30(a)		2,278	2,284,354
Discover Bank
2.45%, 09/12/24		255	253,220
5.97%, 08/09/28		300	299,622
Fifth Third Bancorp
1.71%, 11/01/27		107	98,114
3.95%, 03/14/28		145	138,407
6.34%, 07/27/29		1,286	1,318,263
4.77%, 07/28/30		87	83,677
5.63%, 01/29/32		723	716,704
4.34%, 04/25/33		184	167,624
Goldman Sachs Bank U.S.A., 5.41%, 05/21/27		172	171,715
HSBC Holdings PLC
5.60%, 05/17/28		1,562	1,568,107
8.11%, 11/03/33		1,015	1,146,596
Huntington Bancshares, Inc.
5.02%, 05/17/33		862	815,370
5.71%, 02/02/35		591	581,823
JPMorgan Chase & Co.
2.95%, 02/24/28		90	84,770
5.77%, 04/22/35		921	944,953

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
3.88%, 07/24/38	USD	192	$ 164,598
3.11%, 04/22/41		330	246,970
5.60%, 07/15/41		150	152,564
2.53%, 11/19/41		1,324	902,019
3.16%, 04/22/42		450	334,869
5.63%, 08/16/43		108	109,709
4.95%, 06/01/45		71	66,458
KeyBank N.A., 4.90%, 08/08/32		795	708,499
KeyCorp, 6.40%, 03/06/35		1,476	1,496,425
Lloyds Banking Group PLC
4.58%, 12/10/25		1,446	1,419,673
4.65%, 03/24/26		268	263,070
Mitsubishi UFJ Financial Group, Inc.
0.95%, 07/19/25		1,091	1,088,249
5.48%, 02/22/31		240	242,398
2.31%, 07/20/32		219	180,072
Morgan Stanley Bank N.A., 5.50%, 05/26/28		1,270	1,278,691
PNC Financial Services Group, Inc. (The)
6.88%, 10/20/34		790	860,995
5.68%, 01/22/35		432	434,318
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		503	512,336
6.17%, 01/09/30		486	489,781
6.34%, 05/31/35		760	757,820
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25		747	717,128
5.46%, 01/13/26		236	235,976
5.88%, 07/13/26		461	465,204
2.17%, 01/14/27		200	185,434
Toronto-Dominion Bank (The)
4.11%, 06/08/27		88	85,403
4.99%, 04/05/29		216	214,156
Truist Financial Corp.
5.44%, 01/24/30		1,953	1,947,913
5.71%, 01/24/35		845	841,311
U.S. Bancorp
5.85%, 10/21/33		285	289,436
4.84%, 02/01/34		224	212,361
5.84%, 06/12/34		776	786,788
5.68%, 01/23/35		881	884,379
Wells Fargo & Co.
5.57%, 07/25/29		175	176,588
5.20%, 01/23/30		1,987	1,978,657
5.50%, 01/23/35		2,694	2,684,553
5.38%, 11/02/43		44	41,257
5.61%, 01/15/44		211	202,415
4.65%, 11/04/44		219	184,997
4.40%, 06/14/46		210	169,378
Wells Fargo Bank N.A.
5.45%, 08/07/26		428	429,283
5.25%, 12/11/26		733	733,758
Westpac Banking Corp.
2.67%, 11/15/35		32	26,442
3.02%, 11/18/36		32	26,253
3.13%, 11/18/41		261	182,901
			52,512,562
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		291	268,290
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44		180	160,715
Security		Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/46	USD	125	$ 114,425
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38		355	323,143
4.35%, 06/01/40		78	68,746
4.95%, 01/15/42		608	570,583
4.44%, 10/06/48		51	43,642
5.55%, 01/23/49		588	592,396
4.50%, 06/01/50		66	58,979
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45		65	55,296
3.80%, 05/01/50		108	80,374
3.35%, 03/15/51		112	76,405
4.50%, 04/15/52		66	55,050
			2,468,044
Biotechnology — 2.0%
AbbVie, Inc.
3.60%, 05/14/25		311	305,969
4.63%, 10/01/42		345	311,442
4.40%, 11/06/42		895	784,764
5.35%, 03/15/44		147	145,300
4.85%, 06/15/44		476	439,911
4.75%, 03/15/45		105	95,306
4.45%, 05/14/46		150	130,200
4.88%, 11/14/48		166	152,500
4.25%, 11/21/49		368	306,675
5.40%, 03/15/54		903	892,903
Amgen, Inc.
5.25%, 03/02/33		784	781,715
4.56%, 06/15/48		121	102,351
4.66%, 06/15/51		120	102,525
4.88%, 03/01/53		1,294	1,139,481
5.65%, 03/02/53		130	128,030
2.77%, 09/01/53		1,027	614,794
Gilead Sciences, Inc.
2.60%, 10/01/40		54	37,217
5.65%, 12/01/41		38	38,186
4.50%, 02/01/45		51	44,051
4.75%, 03/01/46		536	477,726
4.15%, 03/01/47		421	341,938
2.80%, 10/01/50		1,286	805,539
5.55%, 10/15/53		105	104,838
			8,283,361
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	159,142
3.15%, 02/09/51		500	317,750
Amazon.com, Inc.
2.70%, 06/03/60		745	438,360
3.25%, 05/12/61		175	116,681
			1,031,933
Building Products — 0.3%
Carrier Global Corp., 3.58%, 04/05/50		147	106,924
Owens Corning, 5.70%, 06/15/34		1,272	1,283,707
			1,390,631
Capital Markets — 5.6%
Ares Capital Corp., 5.95%, 07/15/29		212	208,409
Ares Strategic Income Fund, 6.35%, 08/15/29(a)		957	949,137
Blackstone Private Credit Fund, 5.95%, 07/16/29(a)		445	435,816
Blackstone Secured Lending Fund, 5.88%, 11/15/27		804	798,158
Blue Owl Credit Income Corp., 6.60%, 09/15/29(a)		626	617,517

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (The)
5.88%, 08/24/26	USD	335	$ 338,850
5.85%, 05/19/34		235	239,587
6.14%, 08/24/34		197	205,144
Deutsche Bank AG
5.71%, 02/08/28		1,718	1,715,728
6.82%, 11/20/29		1,333	1,386,303
4.88%, 12/01/32		239	224,770
7.08%, 02/10/34		391	398,063
Goldman Sachs Group, Inc. (The)
1.43%, 03/09/27		663	618,642
1.54%, 09/10/27		93	85,416
2.60%, 02/07/30		99	86,754
3.80%, 03/15/30		101	94,428
1.99%, 01/27/32		74	60,055
2.62%, 04/22/32		134	112,662
2.38%, 07/21/32		196	160,961
2.65%, 10/21/32		120	99,759
3.10%, 02/24/33		109	93,093
6.75%, 10/01/37		19	20,498
Intercontinental Exchange, Inc.
3.63%, 09/01/28(a)		501	472,262
1.85%, 09/15/32		479	370,274
3.00%, 06/15/50		181	116,703
Morgan Stanley
5.16%, 04/20/29		3,827	3,814,580
5.45%, 07/20/29		38	38,234
5.17%, 01/16/30		1,550	1,546,158
2.70%, 01/22/31		1,600	1,402,528
3.62%, 04/01/31		23	21,105
1.93%, 04/28/32		26	20,890
2.94%, 01/21/33		25	21,248
3.22%, 04/22/42		732	547,903
UBS AG
4.75%, 08/09/24		380	379,527
3.63%, 09/09/24		1,165	1,159,420
7.95%, 01/09/25		795	803,350
3.70%, 02/21/25		250	246,767
(Secured Overnight Financing Rate + 0.93%), 6.30%, 09/11/25(b)		456	459,014
UBS Group AG
4.99%, 08/05/33(a)		287	273,789
9.02%, 11/15/33(a)		1,841	2,218,878
5.70%, 02/08/35(a)		820	819,164
			23,681,544
Chemicals — 1.4%
DuPont de Nemours, Inc.
4.73%, 11/15/28		1,448	1,442,432
5.32%, 11/15/38		692	711,825
Eastman Chemical Co.
5.75%, 03/08/33		601	606,273
4.80%, 09/01/42		274	238,270
4.65%, 10/15/44		200	167,184
Ecolab, Inc.
2.70%, 12/15/51		142	87,257
2.75%, 08/18/55		74	44,389
LYB International Finance III LLC
5.63%, 05/15/33		122	123,430
5.50%, 03/01/34		483	477,886
Nutrien Ltd.
5.90%, 11/07/24		244	244,066
4.90%, 03/27/28		120	118,592
Security		Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
5.00%, 04/01/49	USD	33	$ 29,053
3.95%, 05/13/50		149	111,924
5.80%, 03/27/53		25	24,669
Olin Corp.
5.63%, 08/01/29		958	939,692
5.00%, 02/01/30		404	381,732
Sherwin-Williams Co. (The)
3.80%, 08/15/49		30	22,638
3.30%, 05/15/50		57	38,791
2.90%, 03/15/52		216	134,986
			5,945,089
Commercial Services & Supplies — 0.1%
Republic Services, Inc.
4.88%, 04/01/29		342	339,160
2.30%, 03/01/30		32	27,671
1.45%, 02/15/31		133	105,455
			472,286
Communications Equipment — 0.4%
Motorola Solutions, Inc.
2.30%, 11/15/30		408	343,116
2.75%, 05/24/31		33	27,970
5.40%, 04/15/34		1,488	1,475,151
			1,846,237
Consumer Finance — 3.7%
Ally Financial, Inc.
4.63%, 03/30/25		21	20,805
5.80%, 05/01/25		109	108,896
5.75%, 11/20/25		1,023	1,016,543
6.85%, 01/03/30		2,219	2,280,101
Capital One Financial Corp.
3.75%, 07/28/26		38	36,679
2.36%, 07/29/32		444	346,861
5.82%, 02/01/34		128	126,686
6.38%, 06/08/34		133	136,453
6.05%, 02/01/35		73	73,424
Ford Motor Credit Co. LLC
4.54%, 08/01/26		353	343,584
5.85%, 05/17/27		2,632	2,631,679
6.80%, 05/12/28		478	492,452
5.11%, 05/03/29		265	256,011
General Motors Financial Co., Inc.
1.20%, 10/15/24		895	883,347
2.90%, 02/26/25		723	709,401
4.35%, 04/09/25		284	280,929
5.80%, 06/23/28		132	133,617
5.75%, 02/08/31		284	284,758
5.60%, 06/18/31		86	85,356
Hyundai Capital America
1.00%, 09/17/24(a)		1,261	1,247,890
5.80%, 06/26/25(a)		965	965,726
6.38%, 04/08/30(a)		258	269,339
5.70%, 06/26/30(a)		264	267,448
6.20%, 09/21/30(a)		767	796,907
Synchrony Financial, 5.15%, 03/19/29		1,178	1,131,120
Toyota Motor Credit Corp.
5.05%, 05/16/29		215	215,752
5.10%, 03/21/31		792	792,345
			15,934,109
Consumer Staples Distribution & Retail — 0.5%
7-Eleven, Inc., 0.95%, 02/10/26(a)		755	702,949

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
CVS Health Corp.
5.70%, 06/01/34	USD	792	$ 789,862
5.05%, 03/25/48		53	45,665
4.25%, 04/01/50		49	37,277
5.63%, 02/21/53		47	43,631
5.88%, 06/01/53		92	88,160
6.05%, 06/01/54		530	519,773
			2,227,317
Containers & Packaging — 1.6%
Berry Global, Inc.
1.57%, 01/15/26		3,156	2,965,090
5.80%, 06/15/31(a)		1,461	1,458,865
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(a)		425	421,209
WRKCo, Inc.
4.65%, 03/15/26		613	604,049
3.38%, 09/15/27		842	796,896
4.00%, 03/15/28		534	511,338
3.90%, 06/01/28		33	31,397
			6,788,844
Diversified Consumer Services — 0.3%
Northwestern University, 4.64%, 12/01/44		255	240,605
United Rentals North America, Inc., 6.00%, 12/15/29(a)		819	822,619
University of Miami, Series 2022, 4.06%, 04/01/52		170	136,770
University of Southern California, Series 2017, 3.84%, 10/01/47		149	122,254
			1,322,248
Diversified REITs — 1.6%
American Tower Corp.
5.50%, 03/15/28		453	455,674
3.80%, 08/15/29		116	107,821
2.90%, 01/15/30		281	247,718
2.10%, 06/15/30		55	46,082
1.88%, 10/15/30		150	122,121
2.30%, 09/15/31		272	221,914
Crown Castle, Inc.
3.70%, 06/15/26		238	229,999
1.05%, 07/15/26		2,320	2,123,512
Equinix, Inc.
2.15%, 07/15/30		38	31,860
2.50%, 05/15/31		26	21,781
3.90%, 04/15/32		42	38,190
3.00%, 07/15/50		126	79,685
2.95%, 09/15/51		679	418,576
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30		81	74,212
4.00%, 01/15/31		118	105,792
VICI Properties LP
5.13%, 05/15/32		1,280	1,219,501
5.75%, 04/01/34		111	109,960
6.13%, 04/01/54		63	60,477
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/29(a)		35	33,123
4.13%, 08/15/30(a)		1,132	1,029,513
			6,777,511
Diversified Telecommunication Services — 1.6%
AT&T Inc.
4.90%, 08/15/37		250	234,010
6.38%, 03/01/41		51	53,764
3.50%, 06/01/41		387	295,668
3.10%, 02/01/43		325	237,190
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T Inc.
4.35%, 06/15/45	USD	150	$ 124,388
4.85%, 07/15/45		856	758,349
3.65%, 09/15/59		3,068	2,057,468
Sprint Capital Corp., 6.88%, 11/15/28		1,766	1,872,140
Telefonica Emisiones SA, 5.21%, 03/08/47		194	171,350
Telefonica Emisiones SAU, 4.90%, 03/06/48		171	144,389
Verizon Communications, Inc.
5.05%, 05/09/33		122	120,276
4.50%, 08/10/33		69	64,868
4.40%, 11/01/34		165	152,896
5.85%, 09/15/35		150	155,330
2.85%, 09/03/41		633	443,494
			6,885,580
Electric Utilities — 8.3%
AES Corp. (The)
3.30%, 07/15/25(a)		867	845,221
1.38%, 01/15/26		349	327,053
3.95%, 07/15/30(a)		158	144,465
2.45%, 01/15/31		874	719,573
Alabama Power Co.
3.05%, 03/15/32		156	134,894
3.94%, 09/01/32		356	326,691
5.85%, 11/15/33		70	72,825
Baltimore Gas & Electric Co.
3.50%, 08/15/46		16	11,539
3.75%, 08/15/47		38	28,461
3.20%, 09/15/49		51	33,927
2.90%, 06/15/50		53	33,275
5.40%, 06/01/53		18	17,171
Berkshire Hathaway Energy Co.
3.80%, 07/15/48		31	22,782
4.45%, 01/15/49		28	22,887
4.25%, 10/15/50		97	76,042
2.85%, 05/15/51		150	91,420
4.60%, 05/01/53		176	146,120
Colbun SA, 3.15%, 01/19/32(a)		615	517,177
Duke Energy Carolinas LLC
3.95%, 11/15/28		892	857,694
2.45%, 08/15/29		338	298,039
3.95%, 03/15/48		96	73,817
3.20%, 08/15/49		683	458,141
Duke Energy Florida LLC
4.20%, 07/15/48		196	157,070
3.00%, 12/15/51		32	20,105
5.95%, 11/15/52		44	44,764
6.20%, 11/15/53		39	41,313
Duke Energy Progress LLC
3.45%, 03/15/29		1,761	1,642,419
6.30%, 04/01/38		23	24,412
4.10%, 03/15/43		266	215,310
3.70%, 10/15/46		25	18,526
3.60%, 09/15/47		102	73,580
5.35%, 03/15/53		64	60,012
Edison International
5.75%, 06/15/27		1,216	1,226,659
5.25%, 11/15/28		240	237,897
6.95%, 11/15/29		540	574,120
Enel Americas SA, 4.00%, 10/25/26		22	21,161
Enel Finance International NV
1.38%, 07/12/26(a)		560	518,564
3.63%, 05/25/27(a)		229	218,705

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Eversource Energy
4.75%, 05/15/26	USD	392	$ 386,878
3.45%, 01/15/50		174	118,982
Exelon Corp.
5.30%, 03/15/33		63	62,546
4.95%, 06/15/35		601	559,433
5.63%, 06/15/35		34	33,927
4.70%, 04/15/50		95	80,127
5.60%, 03/15/53		102	97,996
FirstEnergy Corp.
Series B, 4.15%, 07/15/27		218	209,182
Series C, 5.10%, 07/15/47		272	234,067
Series C, 3.40%, 03/01/50		531	355,189
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		963	953,994
4.55%, 04/01/49(a)		115	95,045
Florida Power & Light Co.
5.95%, 02/01/38		369	388,392
4.05%, 06/01/42		110	92,022
3.80%, 12/15/42		105	83,752
3.70%, 12/01/47		119	90,325
3.95%, 03/01/48		48	37,715
4.13%, 06/01/48		49	39,880
3.99%, 03/01/49		36	28,491
Georgia Power Co.
4.70%, 05/15/32		1,278	1,235,073
4.95%, 05/17/33		1,051	1,024,737
Interstate Power & Light Co.
3.25%, 12/01/24		350	346,545
3.40%, 08/15/25		255	248,624
MidAmerican Energy Co.
4.40%, 10/15/44		25	21,238
4.25%, 05/01/46		136	111,952
3.95%, 08/01/47		25	19,476
3.15%, 04/15/50		61	40,722
5.85%, 09/15/54		63	64,512
5.30%, 02/01/55		309	294,086
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		519	519,993
5.75%, 09/01/25		1,051	1,053,278
5.00%, 02/28/30		122	121,003
2.25%, 06/01/30		97	82,700
2.44%, 01/15/32		55	45,091
Northern States Power Co.
3.60%, 09/15/47		50	36,452
2.90%, 03/01/50		186	118,487
4.50%, 06/01/52		73	61,657
5.40%, 03/15/54		59	56,845
NRG Energy, Inc.
2.45%, 12/02/27(a)		461	416,037
4.45%, 06/15/29(a)		149	140,691
Ohio Power Co.
4.15%, 04/01/48		54	41,594
4.00%, 06/01/49		497	376,315
Series D, 6.60%, 03/01/33		612	647,750
Series R, 2.90%, 10/01/51		106	64,780
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45		27	20,935
2.70%, 11/15/51		61	36,307
Pacific Gas & Electric Co.
3.45%, 07/01/25		975	951,156
4.00%, 12/01/46		136	97,682
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
4.95%, 07/01/50	USD	837	$ 691,547
3.50%, 08/01/50		525	342,617
5.25%, 03/01/52		584	500,653
6.75%, 01/15/53		117	121,439
PacifiCorp
3.30%, 03/15/51		32	20,682
2.90%, 06/15/52		365	215,067
PECO Energy Co.
4.90%, 06/15/33		76	74,439
3.70%, 09/15/47		34	25,744
3.90%, 03/01/48		94	73,071
2.80%, 06/15/50		35	21,885
3.05%, 03/15/51		33	21,431
2.85%, 09/15/51		116	71,678
4.38%, 08/15/52		46	37,833
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/51		123	72,615
Public Service Electric & Gas Co.
4.90%, 12/15/32		97	95,455
4.65%, 03/15/33		54	52,048
5.20%, 08/01/33		63	63,090
5.20%, 03/01/34		41	41,016
2.05%, 08/01/50		230	124,369
3.00%, 03/01/51		311	203,772
San Diego Gas & Electric Co.
4.95%, 08/15/28		369	367,301
4.15%, 05/15/48		25	20,130
3.70%, 03/15/52		337	244,307
5.35%, 04/01/53		23	21,735
Series RRR, 3.75%, 06/01/47		37	27,645
Series TTT, 4.10%, 06/15/49		265	208,345
Southern California Edison Co.
4.00%, 04/01/47		205	156,889
3.65%, 02/01/50		63	44,781
5.70%, 03/01/53		115	111,400
5.88%, 12/01/53		47	46,885
5.75%, 04/15/54		177	173,223
Series B, 4.88%, 03/01/49		135	116,809
Series C, 4.13%, 03/01/48		225	174,684
Series E, 3.70%, 08/01/25		391	383,051
Series E, 5.45%, 06/01/52		562	527,890
Series H, 3.65%, 06/01/51		254	179,107
Southern Co. (The)
5.70%, 10/15/32		171	174,410
5.20%, 06/15/33		731	717,671
5.70%, 03/15/34		392	398,541
4.25%, 07/01/36		140	124,119
Series A, 3.70%, 04/30/30		579	533,802
Tampa Electric Co.
4.30%, 06/15/48		240	194,548
4.45%, 06/15/49		64	53,598
3.63%, 06/15/50		111	79,969
3.45%, 03/15/51		111	76,342
Vistra Operations Co. LLC
3.55%, 07/15/24(a)		1,679	1,677,056
5.13%, 05/13/25(a)		2,498	2,482,948
6.95%, 10/15/33(a)		314	336,070
6.00%, 04/15/34(a)		171	171,409
			35,292,608
Electrical Equipment — 0.1%
Otis Worldwide Corp., 5.25%, 08/16/28		319	320,708

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/25	USD	109	$ 106,661
2.92%, 03/01/30		42	37,561
4.50%, 11/15/41		156	134,795
4.75%, 08/01/43		41	36,060
5.00%, 11/15/45		93	84,187
			399,264
Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 01/15/27		176	178,582
6.45%, 04/15/27		160	163,652
Aviation Capital Group LLC
1.95%, 09/20/26(a)		1,378	1,269,979
3.50%, 11/01/27(a)		98	91,736
6.25%, 04/15/28(a)		1,789	1,824,957
6.75%, 10/25/28(a)		164	170,914
Fidelity National Information Services, Inc.
1.15%, 03/01/26		92	85,706
3.10%, 03/01/41		600	430,842
Glencore Funding LLC
5.70%, 05/08/33(a)		261	260,019
5.63%, 04/04/34(a)		2,096	2,063,820
Nasdaq, Inc., 5.55%, 02/15/34		366	366,496
			6,906,703
Food Products — 0.1%
Kraft Heinz Foods Co.
4.63%, 10/01/39		42	37,204
5.20%, 07/15/45		115	105,418
4.38%, 06/01/46		38	30,904
4.88%, 10/01/49		130	113,306
5.50%, 06/01/50		212	202,817
			489,649
Ground Transportation — 1.4%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	359,246
4.40%, 03/15/42		235	205,203
4.90%, 04/01/44		385	355,200
4.15%, 04/01/45		79	65,400
4.70%, 09/01/45		23	20,544
4.05%, 06/15/48		35	28,209
4.15%, 12/15/48		33	26,905
3.55%, 02/15/50		35	25,751
3.05%, 02/15/51		38	25,110
2.88%, 06/15/52		91	57,466
5.20%, 04/15/54		28	26,822
Canadian National Railway Co.
3.85%, 08/05/32		158	145,813
5.85%, 11/01/33		133	140,644
3.65%, 02/03/48		267	205,864
CSX Corp.
4.10%, 11/15/32		28	26,151
5.20%, 11/15/33		159	159,336
4.30%, 03/01/48		77	64,145
4.50%, 03/15/49		91	78,052
Norfolk Southern Corp.
3.40%, 11/01/49		70	48,944
3.05%, 05/15/50		329	213,873
3.70%, 03/15/53		228	164,106
3.16%, 05/15/55		75	47,547
Security		Par (000)	Value
Ground Transportation (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)	USD	60	$ 60,000
1.70%, 06/15/26(a)		81	75,117
5.70%, 02/01/28(a)		1,099	1,108,716
5.35%, 03/30/29(a)		571	570,716
Ryder System, Inc.
1.75%, 09/01/26		190	175,794
2.85%, 03/01/27		274	258,157
5.30%, 03/15/27		515	515,627
5.50%, 06/01/29		133	134,263
Union Pacific Corp.
4.50%, 09/10/48		182	157,849
2.95%, 03/10/52		190	122,271
3.95%, 08/15/59		32	24,070
3.84%, 03/20/60		32	23,496
3.55%, 05/20/61		126	86,713
5.15%, 01/20/63		26	23,983
4.10%, 09/15/67		60	45,322
			5,872,425
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.
3.95%, 04/01/30		205	191,170
1.73%, 04/01/31		430	341,102
2.54%, 02/01/32		136	111,540
Becton Dickinson & Co.
3.73%, 12/15/24		48	47,579
3.70%, 06/06/27		582	559,942
4.69%, 02/13/28		333	328,241
4.87%, 02/08/29		1,085	1,076,590
GE HealthCare Technologies, Inc., 5.55%, 11/15/24		475	474,501
Medtronic Global Holdings SCA
4.25%, 03/30/28		51	49,831
4.50%, 03/30/33		87	83,624
Medtronic, Inc., 4.38%, 03/15/35		211	198,748
Solventum Corp.
5.60%, 03/23/34(a)		1,788	1,756,129
5.90%, 04/30/54(a)		1,373	1,312,395
Thermo Fisher Scientific, Inc.
5.00%, 01/31/29		149	149,340
4.95%, 11/21/32		73	72,346
5.09%, 08/10/33		126	125,679
5.20%, 01/31/34		182	183,103
			7,061,860
Health Care Providers & Services — 3.1%
Aetna, Inc.
3.50%, 11/15/24		495	490,977
3.88%, 08/15/47		569	413,138
Banner Health
2.91%, 01/01/42		212	152,685
2.91%, 01/01/51		65	42,797
Centene Corp.
2.45%, 07/15/28		162	143,828
4.63%, 12/15/29		205	193,894
2.63%, 08/01/31		1,136	932,903
CommonSpirit Health
3.35%, 10/01/29		77	70,678
2.78%, 10/01/30		139	120,390
3.82%, 10/01/49		30	22,742
3.91%, 10/01/50		340	258,227
5.55%, 12/01/54		142	139,556
Elevance Health, Inc.
2.38%, 01/15/25		35	34,394

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.
5.50%, 10/15/32	USD	58	$ 58,954
5.38%, 06/15/34		1,611	1,618,653
5.85%, 01/15/36		80	82,413
4.63%, 05/15/42		149	131,167
4.65%, 01/15/43		111	97,882
5.10%, 01/15/44		50	46,400
4.65%, 08/15/44		607	528,569
HCA, Inc.
3.50%, 09/01/30		807	727,944
5.45%, 04/01/31		104	103,925
5.50%, 06/15/47		55	50,846
3.50%, 07/15/51		278	185,809
4.63%, 03/15/52		669	540,074
5.90%, 06/01/53		74	72,063
6.00%, 04/01/54		383	378,416
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		251	196,573
Humana, Inc.
5.88%, 03/01/33		262	266,516
5.95%, 03/15/34		117	119,603
4.80%, 03/15/47		273	230,788
3.95%, 08/15/49		115	86,092
5.50%, 03/15/53		57	52,927
Memorial Health Services, 3.45%, 11/01/49		191	141,752
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	108,067
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		151	135,574
Sutter Health
Series 2018, 4.09%, 08/15/48		33	27,145
Series 20A, 2.29%, 08/15/30		388	332,573
Series 20A, 3.36%, 08/15/50		177	126,575
UnitedHealth Group, Inc.
4.90%, 04/15/31		910	901,558
3.50%, 08/15/39		433	349,845
2.75%, 05/15/40		215	154,477
5.70%, 10/15/40		382	388,646
4.63%, 11/15/41		370	334,463
3.95%, 10/15/42		131	107,370
4.25%, 03/15/43		78	67,231
4.75%, 07/15/45		404	366,032
4.25%, 06/15/48		40	33,056
3.70%, 08/15/49		150	112,760
3.25%, 05/15/51		148	101,631
4.75%, 05/15/52		162	143,429
5.88%, 02/15/53		385	399,835
5.05%, 04/15/53		85	78,731
5.38%, 04/15/54		285	276,861
			13,279,434
Health Care REITs — 0.9%
Healthpeak OP LLC
3.00%, 01/15/30		235	208,540
2.88%, 01/15/31		24	20,710
5.25%, 12/15/32		323	317,143
Ventas Realty LP
3.00%, 01/15/30		160	141,256
5.63%, 07/01/34		1,412	1,399,553
Welltower OP LLC
4.25%, 04/15/28		88	85,074
2.05%, 01/15/29		560	489,131
Security		Par (000)	Value
Health Care REITs (continued)
Welltower OP LLC
4.13%, 03/15/29	USD	252	$ 240,829
3.85%, 06/15/32		1,085	977,306
			3,879,542
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)		1,098	1,092,679
Industrial REITs — 0.3%
Prologis LP
1.75%, 07/01/30		28	23,157
2.25%, 01/15/32		313	255,705
4.75%, 06/15/33		58	55,923
5.13%, 01/15/34		281	277,687
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29(a)		124	124,084
5.50%, 04/01/34(a)		493	493,313
			1,229,869
Insurance — 1.3%
AEGON Funding Co. LLC, 5.50%, 04/16/27(a)		1,586	1,579,271
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31		413	333,444
2.60%, 12/02/31		167	139,118
5.00%, 09/12/32		607	590,414
5.35%, 02/28/33		531	527,426
2.90%, 08/23/51		135	82,367
Aon North America, Inc.
5.45%, 03/01/34		881	877,130
5.75%, 03/01/54		712	696,375
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		29	28,307
2.25%, 11/15/30		66	56,221
2.38%, 12/15/31		88	72,965
Nippon Life Insurance Co., 5.95%, 04/16/54(a)		541	533,418
			5,516,456
Interactive Media & Services — 0.3%
Meta Platforms, Inc.
3.85%, 08/15/32		500	464,827
4.45%, 08/15/52		163	140,517
5.60%, 05/15/53		322	328,654
Netflix, Inc.
4.88%, 04/15/28		97	96,505
4.88%, 06/15/30(a)		85	83,663
			1,114,166
IT Services — 0.6%
Fiserv, Inc.
3.85%, 06/01/25		236	231,969
4.40%, 07/01/49		543	440,669
Global Payments, Inc.
1.20%, 03/01/26		912	848,855
2.15%, 01/15/27		374	346,384
S&P Global, Inc.
2.50%, 12/01/29		162	143,430
1.25%, 08/15/30		255	206,054
2.90%, 03/01/32		44	38,022
5.25%, 09/15/33(a)		145	146,361
			2,401,744
Machinery — 0.3%
Cummins, Inc., 5.45%, 02/20/54		130	127,511

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc.
5.70%, 08/14/33	USD	904	$ 924,166
5.45%, 06/15/34		377	380,269
			1,431,946
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/50		411	301,505
3.70%, 04/01/51		474	288,236
3.90%, 06/01/52		736	461,536
Comcast Corp.
3.75%, 04/01/40		582	473,438
4.75%, 03/01/44		92	82,758
4.60%, 08/15/45		83	72,248
3.40%, 07/15/46		528	381,871
3.97%, 11/01/47		26	20,279
4.00%, 03/01/48		40	31,386
4.00%, 11/01/49		102	79,600
2.80%, 01/15/51		149	92,047
2.89%, 11/01/51		320	199,646
5.35%, 05/15/53		21	20,131
2.94%, 11/01/56		1,322	797,450
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/41		103	75,480
Paramount Global
5.85%, 09/01/43		328	257,939
4.90%, 08/15/44		78	54,248
4.60%, 01/15/45		115	76,785
Time Warner Cable LLC, 4.50%, 09/15/42		137	100,270
Walt Disney Co. (The)
2.75%, 09/01/49		36	22,868
3.60%, 01/13/51		31	23,105
Warnermedia Holdings, Inc.
3.79%, 03/15/25		160	157,671
5.39%, 03/15/62		156	121,754
			4,192,251
Metals & Mining — 0.8%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		206	202,616
Glencore Canada Corp., 6.20%, 06/15/35		38	39,120
Steel Dynamics, Inc.
08/15/34(d)		345	339,096
3.25%, 10/15/50		180	118,574
Teck Resources Ltd.
6.25%, 07/15/41		111	111,193
5.20%, 03/01/42		183	163,497
5.40%, 02/01/43		368	334,732
Vale Overseas Ltd.
3.75%, 07/08/30		1,003	902,700
6.13%, 06/12/33		644	649,152
0.00%, 06/28/54		530	524,011
			3,384,691
Multi-Utilities — 1.8%
CenterPoint Energy Houston Electric LLC
Series AC, 4.25%, 02/01/49		35	28,532
Series AD, 2.90%, 07/01/50		66	42,253
Series AG, 3.00%, 03/01/32		318	274,444
Series AJ, 4.85%, 10/01/52		22	19,541
CenterPoint Energy Resources Corp., 5.40%, 07/01/34		117	115,851
CMS Energy Corp.
2.95%, 02/15/27		38	35,582
3.45%, 08/15/27		28	26,651
Security		Par (000)	Value
Multi-Utilities (continued)
CMS Energy Corp.
4.70%, 03/31/43	USD	101	$ 87,071
4.88%, 03/01/44		91	82,242
Consumers Energy Co.
4.65%, 03/01/28		113	112,025
4.90%, 02/15/29		72	71,672
4.60%, 05/30/29		694	682,792
3.95%, 07/15/47		26	20,983
3.75%, 02/15/50		28	21,309
3.10%, 08/15/50		118	81,190
2.65%, 08/15/52		34	20,912
4.20%, 09/01/52		26	21,049
2.50%, 05/01/60		131	73,681
Dominion Energy, Inc.
3.90%, 10/01/25		1,388	1,359,042
Series A, 3.30%, 03/15/25		100	98,327
Series A, 1.45%, 04/15/26		533	496,365
Series C, 3.38%, 04/01/30		156	140,914
NiSource, Inc.
0.95%, 08/15/25		183	173,811
5.40%, 06/30/33		346	342,464
5.35%, 04/01/34		146	143,194
5.95%, 06/15/41		22	22,119
5.25%, 02/15/43		222	203,523
4.80%, 02/15/44		201	174,709
5.65%, 02/01/45		136	131,248
Sempra, 5.40%, 08/01/26		1,400	1,398,735
Virginia Electric & Power Co.
6.35%, 11/30/37		70	74,357
4.00%, 01/15/43		49	39,412
4.45%, 02/15/44		108	91,204
Series A, 6.00%, 05/15/37		123	126,759
Series B, 3.80%, 09/15/47		256	189,799
Series D, 4.65%, 08/15/43		103	89,381
WEC Energy Group, Inc., 5.60%, 09/12/26		580	582,192
			7,695,335
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29		195	171,362
4.70%, 07/01/30		517	499,525
1.88%, 02/01/33		180	135,419
2.95%, 03/15/34		90	72,889
4.75%, 04/15/35		137	127,514
5.25%, 05/15/36		92	88,523
4.85%, 04/15/49		32	26,966
4.00%, 02/01/50		198	146,920
3.00%, 05/18/51		112	67,437
Boston Properties LP, 2.90%, 03/15/30		143	121,322
Kilroy Realty LP, 6.25%, 01/15/36		667	633,001
			2,090,878
Oil, Gas & Consumable Fuels — 9.4%
Atmos Energy Corp.
3.38%, 09/15/49		211	146,042
2.85%, 02/15/52		74	45,758
6.20%, 11/15/53		18	19,377
BP Capital Markets America, Inc., 3.06%, 06/17/41		1,198	872,925
Cameron LNG LLC
3.30%, 01/15/35(a)		479	394,420
3.40%, 01/15/38(a)		85	68,724
Cenovus Energy, Inc.
5.40%, 06/15/47		28	25,771
3.75%, 02/15/52		89	62,711

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	USD	591	$ 546,086
Cheniere Energy Partners LP
4.00%, 03/01/31		60	54,564
3.25%, 01/31/32		462	394,329
5.95%, 06/30/33		925	937,898
5.75%, 08/15/34(a)		85	85,339
Cheniere Energy, Inc., 5.65%, 04/15/34(a)		1,131	1,131,894
ConocoPhillips, 4.88%, 10/01/47		30	27,357
ConocoPhillips Co.
6.95%, 04/15/29		892	966,848
3.80%, 03/15/52		192	143,315
5.30%, 05/15/53		45	42,713
5.55%, 03/15/54		25	24,602
Coterra Energy, Inc., 3.90%, 05/15/27		53	50,982
DCP Midstream Operating LP
8.13%, 08/16/30		77	87,744
3.25%, 02/15/32		2,139	1,832,251
Devon Energy Corp.
4.50%, 01/15/30		293	281,915
5.60%, 07/15/41		98	91,170
4.75%, 05/15/42		74	61,968
5.00%, 06/15/45		120	102,290
Diamondback Energy, Inc.
3.25%, 12/01/26		446	426,195
3.50%, 12/01/29		1,995	1,839,781
3.13%, 03/24/31		974	856,099
4.25%, 03/15/52		624	483,452
6.25%, 03/15/53		84	86,448
5.75%, 04/18/54		574	556,460
5.90%, 04/18/64		41	39,577
Enbridge, Inc.
2.50%, 01/15/25		615	604,115
5.63%, 04/05/34		1,763	1,760,099
8.50%, 01/15/84		753	811,758
Series 16-A, 6.00%, 01/15/77		401	389,455
Series 20-A, 5.75%, 07/15/80		202	190,618
Series NC5, 8.25%, 01/15/84		285	296,945
Energy Transfer LP
6.05%, 06/01/41		74	72,728
5.15%, 02/01/43		56	49,010
5.95%, 10/01/43		241	233,117
5.35%, 05/15/45		1,078	962,635
5.30%, 04/15/47		327	288,825
5.40%, 10/01/47		863	772,029
6.00%, 06/15/48		111	106,957
6.25%, 04/15/49		46	45,760
5.00%, 05/15/50		517	438,838
0.00%, 09/01/54		199	196,235
Enterprise Products Operating LLC
4.90%, 05/15/46		253	228,156
4.25%, 02/15/48		55	44,956
4.80%, 02/01/49		37	32,816
4.20%, 01/31/50		254	203,671
3.20%, 02/15/52		383	254,494
4.95%, 10/15/54		21	18,565
EOG Resources, Inc., 4.95%, 04/15/50		59	54,093
EQT Corp.
3.13%, 05/15/26(a)		37	35,357
3.90%, 10/01/27		187	178,735
5.75%, 02/01/34		1,388	1,375,822
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.
7.30%, 08/15/31	USD	1,209	$ 1,347,671
5.80%, 04/01/47		345	349,187
Kinder Morgan Energy Partners LP
6.50%, 09/01/39		81	84,103
4.70%, 11/01/42		428	358,709
5.50%, 03/01/44		76	70,205
Kinder Morgan, Inc.
4.30%, 06/01/25		82	80,932
5.55%, 06/01/45		102	95,139
5.05%, 02/15/46		319	279,190
Marathon Oil Corp., 4.40%, 07/15/27		433	423,361
Marathon Petroleum Corp.
4.70%, 05/01/25		77	76,370
6.50%, 03/01/41		25	26,019
4.75%, 09/15/44		127	108,282
MPLX LP
4.88%, 06/01/25		123	121,912
1.75%, 03/01/26		421	395,618
5.20%, 12/01/47		70	61,901
4.70%, 04/15/48		206	169,444
4.95%, 03/14/52		115	97,484
5.65%, 03/01/53		53	49,865
4.90%, 04/15/58		132	108,476
Occidental Petroleum Corp.
7.50%, 05/01/31		571	629,945
6.45%, 09/15/36		505	527,474
ONEOK, Inc.
4.20%, 10/03/47		47	36,060
5.20%, 07/15/48		40	35,380
4.85%, 02/01/49		39	32,821
4.45%, 09/01/49		94	73,894
4.50%, 03/15/50		121	95,708
7.15%, 01/15/51		78	85,663
6.63%, 09/01/53		43	45,887
Ovintiv, Inc.
5.65%, 05/15/25		2,299	2,296,103
5.65%, 05/15/28		1,661	1,679,887
Phillips 66, 3.30%, 03/15/52		372	243,208
Phillips 66 Co., 4.90%, 10/01/46		64	56,213
Pioneer Natural Resources Co.
1.13%, 01/15/26		295	276,666
5.10%, 03/29/26		108	107,761
1.90%, 08/15/30		419	351,060
2.15%, 01/15/31		414	347,585
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43		124	97,816
4.70%, 06/15/44		36	29,634
4.90%, 02/15/45		35	29,668
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		106	106,425
5.00%, 03/15/27		382	378,778
Targa Resources Corp.
4.20%, 02/01/33		177	159,154
6.13%, 03/15/33		38	39,025
6.50%, 03/30/34		63	66,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/30		319	317,041
4.88%, 02/01/31		80	76,340
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		375	359,448

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc., 7.38%, 11/01/31(a)	USD	705	$ 730,160
Western Midstream Operating LP
3.10%, 02/01/25		653	641,742
3.95%, 06/01/25		604	592,596
4.65%, 07/01/26		414	405,954
4.50%, 03/01/28		86	82,931
6.35%, 01/15/29		76	78,386
Williams Cos., Inc. (The), 4.90%, 03/15/29		2,009	1,981,714
			39,831,502
Pharmaceuticals — 2.3%
Bayer U.S. Finance II LLC
4.25%, 12/15/25(a)		215	210,330
4.38%, 12/15/28(a)		1,260	1,196,558
Bayer U.S. Finance LLC, 6.50%, 11/21/33(a)		965	987,198
Bristol-Myers Squibb Co.
4.35%, 11/15/47		48	39,987
4.55%, 02/20/48		75	64,269
4.25%, 10/26/49		46	37,445
2.55%, 11/13/50		65	38,031
3.70%, 03/15/52		52	38,105
6.25%, 11/15/53		38	40,814
5.55%, 02/22/54		37	36,478
6.40%, 11/15/63		61	66,220
5.65%, 02/22/64		74	72,287
Eli Lilly & Co.
4.70%, 02/27/33		28	27,517
4.70%, 02/09/34		1,398	1,370,772
2.25%, 05/15/50		36	20,990
4.88%, 02/27/53		29	27,175
5.00%, 02/09/54		221	211,051
Pfizer Investment Enterprises Pte Ltd., 5.11%, 05/19/43		68	64,653
Pfizer, Inc.
2.55%, 05/28/40		29	20,187
4.30%, 06/15/43		392	338,510
4.40%, 05/15/44		2,556	2,269,788
Takeda Pharmaceutical Co. Ltd.
07/05/34(d)		1,655	1,643,084
3.18%, 07/09/50		307	203,446
07/05/54(d)		600	585,118
			9,610,013
Professional Services — 0.3%
Verisk Analytics, Inc.
5.75%, 04/01/33		25	25,662
5.25%, 06/05/34		1,156	1,138,235
			1,163,897
Residential REITs — 0.3%
American Homes 4 Rent LP, 07/15/34(d)		676	664,197
AvalonBay Communities, Inc.
5.00%, 02/15/33		221	215,511
5.30%, 12/07/33		23	22,848
Camden Property Trust, 2.80%, 05/15/30		109	96,604
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31		107	84,952
Mid-America Apartments LP, 1.70%, 02/15/31		92	73,816
UDR, Inc.
3.00%, 08/15/31		39	33,709
2.10%, 08/01/32		35	27,386
1.90%, 03/15/33		61	46,072
			1,265,095
Security		Par (000)	Value
Retail REITs — 0.6%
Brixmor Operating Partnership LP
2.25%, 04/01/28	USD	124	$ 110,636
2.50%, 08/16/31		45	36,996
Kimco Realty OP LLC
2.25%, 12/01/31		80	64,208
3.20%, 04/01/32		42	36,049
4.60%, 02/01/33		83	77,842
6.40%, 03/01/34		62	65,540
Realty Income Corp.
4.70%, 12/15/28		453	444,726
5.63%, 10/13/32		187	189,345
2.85%, 12/15/32		124	102,194
4.90%, 07/15/33		42	40,148
5.13%, 02/15/34		984	955,152
Regency Centers LP, 5.25%, 01/15/34		112	109,080
Simon Property Group LP
2.25%, 01/15/32		182	147,768
5.50%, 03/08/33		223	224,248
6.25%, 01/15/34		31	32,697
			2,636,629
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.
2.80%, 10/01/41		219	154,313
5.30%, 12/15/45		27	26,129
Applied Materials, Inc.
3.30%, 04/01/27		406	389,854
1.75%, 06/01/30		196	165,057
Broadcom, Inc.
4.30%, 11/15/32		192	179,457
2.60%, 02/15/33(a)		1,449	1,174,278
3.42%, 04/15/33(a)		1,064	917,326
3.47%, 04/15/34(a)		318	271,093
3.14%, 11/15/35(a)		29	23,223
3.19%, 11/15/36(a)		642	508,056
4.93%, 05/15/37(a)		950	893,488
Foundry JV Holdco LLC
6.15%, 01/25/32(a)		565	575,941
5.88%, 01/25/34(a)		206	204,239
6.25%, 01/25/35(a)		200	204,240
Intel Corp.
5.70%, 02/10/53		497	488,487
3.10%, 02/15/60		214	129,467
KLA Corp.
4.10%, 03/15/29		88	85,467
5.00%, 03/15/49		368	344,313
3.30%, 03/01/50		488	343,570
4.95%, 07/15/52		41	38,095
Lam Research Corp.
4.88%, 03/15/49		89	81,375
2.88%, 06/15/50		34	22,074
Micron Technology, Inc.
5.88%, 02/09/33		191	195,117
5.88%, 09/15/33		726	742,926
NVIDIA Corp., 3.50%, 04/01/40		316	261,672
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
3.40%, 05/01/30		141	127,436
2.50%, 05/11/31		67	56,038
2.65%, 02/15/32		1,007	837,215
QUALCOMM, Inc.
4.30%, 05/20/47		132	112,662
6.00%, 05/20/53		117	126,221
			9,678,829

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 1.5%
Autodesk, Inc.
2.85%, 01/15/30	USD	210	$ 187,160
2.40%, 12/15/31		996	826,708
Oracle Corp.
3.60%, 04/01/40		150	115,292
5.38%, 07/15/40		800	760,724
3.65%, 03/25/41		125	95,628
4.50%, 07/08/44		300	249,910
4.13%, 05/15/45		505	395,410
4.00%, 07/15/46		172	131,169
4.00%, 11/15/47		1,006	761,622
3.60%, 04/01/50		1,048	733,468
3.95%, 03/25/51		61	45,102
5.55%, 02/06/53		728	688,800
VMware LLC
4.70%, 05/15/30		306	296,028
2.20%, 08/15/31		1,420	1,153,814
			6,440,835
Specialized REITs — 0.4%
Extra Space Storage LP, 5.40%, 02/01/34		1,544	1,511,304
Specialty Retail — 0.8%
Home Depot, Inc. (The)
06/25/31(d)		929	921,707
06/25/34(d)		1,090	1,078,638
5.30%, 06/25/54		336	328,056
3.50%, 09/15/56		117	82,935
Lowe’s Cos., Inc.
4.05%, 05/03/47		36	27,814
4.55%, 04/05/49		318	264,159
5.13%, 04/15/50		122	110,193
3.00%, 10/15/50		532	332,663
3.50%, 04/01/51		73	50,031
4.25%, 04/01/52		93	73,090
			3,269,286
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp.
5.85%, 07/15/25		235	235,569
5.40%, 04/15/34		199	196,907
3.38%, 12/15/41		50	36,575
8.35%, 07/15/46		109	137,839
HP, Inc.
1.45%, 06/17/26		222	205,791
4.00%, 04/15/29		128	121,934
6.00%, 09/15/41		104	106,265
			1,040,880
Tobacco — 1.1%
Altria Group, Inc.
4.80%, 02/14/29		28	27,539
4.50%, 05/02/43		286	234,116
3.88%, 09/16/46		118	84,988
5.95%, 02/14/49		49	48,044
4.45%, 05/06/50		245	188,144
6.20%, 02/14/59		81	80,340
BAT Capital Corp.
3.56%, 08/15/27		1,369	1,300,361
4.91%, 04/02/30		318	309,942
5.83%, 02/20/31		1,485	1,505,935
4.74%, 03/16/32		105	99,635
4.54%, 08/15/47		96	73,918
4.76%, 09/06/49		76	59,796
5.28%, 04/02/50		392	330,504
Security		Par (000)	Value
Tobacco (continued)
BAT Capital Corp.
5.65%, 03/16/52	USD	168	$ 149,992
7.08%, 08/02/53		62	65,928
Reynolds American, Inc., 7.00%, 08/04/41		26	26,801
			4,585,983
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.88%, 01/15/26		1,849	1,773,970
1.88%, 08/15/26		536	497,038
			2,271,008
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, 4.38%, 04/22/49		525	436,569
Rogers Communications, Inc.
3.80%, 03/15/32		2,185	1,952,301
4.30%, 02/15/48		75	59,316
4.35%, 05/01/49		336	267,298
3.70%, 11/15/49		230	162,464
4.55%, 03/15/52		32	26,124
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		1,020	953,523
4.38%, 04/15/40		376	325,826
3.00%, 02/15/41		384	274,768
4.50%, 04/15/50		102	85,187
3.30%, 02/15/51		135	91,141
3.40%, 10/15/52		355	242,364
5.75%, 01/15/54		342	340,389
5.50%, 01/15/55		286	275,793
			5,493,063
Total Corporate Bonds — 82.8% (Cost: $360,115,622)			352,048,288
Foreign Agency Obligations
Mexico — 0.7%
Petroleos Mexicanos
6.70%, 02/16/32		2,470	2,066,575
7.69%, 01/23/50		1,133	816,644
			2,883,219
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	429,800
Total Foreign Agency Obligations — 0.8% (Cost: $3,314,193)			3,313,019
Foreign Government Obligations
Chile — 0.2%
Republic of Chile, 3.50%, 01/25/50		955	687,600
Hungary — 0.3%
Hungarian People’s Republic, 6.75%, 09/25/52(a)		1,175	1,260,041
Indonesia — 0.2%
Republic of Indonesia
5.45%, 09/20/52		700	692,664
5.65%, 01/11/53		200	202,563
			895,227
Israel — 0.1%
State of Israel, 5.75%, 03/12/54		390	352,463

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico — 0.9%
United Mexican States
6.34%, 05/04/53	USD	1,986	$ 1,868,826
6.40%, 05/07/54		2,073	1,971,941
			3,840,767
Panama — 0.6%
Republic of Panama
3.16%, 01/23/30		600	506,100
7.50%, 03/01/31		365	381,767
8.00%, 03/01/38		480	505,920
4.50%, 04/01/56		200	129,600
7.88%, 03/01/57		680	706,775
4.50%, 01/19/63		765	488,835
			2,718,997
Peru — 0.1%
Republic of Peru
3.30%, 03/11/41		675	500,977
2.78%, 12/01/60		285	159,867
			660,844
Philippines — 0.3%
Republic of Philippines, 5.50%, 01/17/48		1,110	1,122,834
Romania — 0.4%
Romania, 7.63%, 01/17/53(a)		1,580	1,709,362
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia
5.00%, 01/18/53(a)		900	792,000
5.75%, 01/16/54(a)		590	574,660
			1,366,660
Total Foreign Government Obligations — 3.4% (Cost: $15,281,123)			14,614,795
Municipal Bonds
California — 0.5%
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,190,737
State of California, GO, 7.63%, 03/01/40		950	1,123,738
			2,314,475
Illinois — 0.3%
Chicago O’Hare International Airport RB, Series B, 6.40%, 01/01/40		1,000	1,074,682
New York — 0.5%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,305,687
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39		590	478,315
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62		385	333,803
			2,117,805
Total Municipal Bonds — 1.3% (Cost: $5,545,341)			5,506,962
Preferred Securities
Capital Trusts — 6.6%
Banks — 2.6%
Bank of America Corp., NVS, Series RR, 4.38%(e)		427	403,828
Barclays PLC
4.38%(e)		627	526,494
Security		Par (000)	Value
Banks (continued)
Barclays PLC
9.63%(e)	USD	1,018	$ 1,103,606
BNP Paribas SA
4.63%(a)(e)		400	320,309
8.00%(a)(e)		1,030	1,033,840
8.50%(a)(e)		610	624,772
Citigroup, Inc., NVS, Series CC, 7.13%(e)		640	638,568
Credit Agricole SA, 4.75%(a)(e)		580	504,363
JPMorgan Chase & Co.
Series U, (3-mo. CME Term SOFR + 1.21%), 6.54%, 02/02/37(b)		46	42,204
Series W, (3-mo. CME Term SOFR + 1.26%), 6.58%, 05/15/47(b)		438	402,325
Lloyds Banking Group PLC, 8.00%(e)		526	537,679
NatWest Group PLC
6.00%(e)		810	792,372
8.13%(e)		695	702,190
PNC Financial Services Group, Inc. (The)
NVS, Series T, 3.40%(e)		1,149	1,030,848
NVS, Series W, 6.25%(e)		423	412,201
Sumitomo Mitsui Financial Group, Inc., 6.60%(e)		826	820,597
U.S. Bancorp, NVS, 3.70%(e)		1,001	905,376
Wells Fargo & Co., NVS, Series BB, 3.90%(e)		453	433,487
			11,235,059
Capital Markets — 1.4%
Charles Schwab Corp. (The)
NVS, Series H, 4.00%(e)		424	362,102
NVS, Series I, 4.00%(e)		1,862	1,747,033
Goldman Sachs Group, Inc. (The), NVS, Series U, 3.65%(e)		456	424,033
UBS Group AG
4.38%(a)(e)		1,140	924,601
4.88%(a)(e)		770	705,183
7.00%(e)(f)		273	272,661
9.25%(a)(e)		1,267	1,418,903
			5,854,516
Consumer Finance — 0.1%
Capital One Financial Corp., NVS, Series M, 3.95%(e)		264	242,948
Electric Utilities — 1.4%
American Electric Power Co., Inc., 5.70%, 08/15/25		1,916	1,917,516
Duke Energy Corp., 3.25%, 01/15/82		402	360,072
Edison International
7.88%, 06/15/54		565	582,172
8.13%, 06/15/53		561	581,793
NextEra Energy Capital Holdings, Inc.
06/15/54(d)		1,815	1,825,407
3.80%, 03/15/82		235	216,626
Southern Co. (The), 4.48%, 08/01/24(c)		662	661,056
			6,144,642
Insurance — 0.1%
Allianz SE, 3.20%(a)(e)		400	326,919
Multi-Utilities — 0.8%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		361	375,607
NiSource, Inc., 6.95%, 11/30/54		635	637,920
Sempra, 6.88%, 10/01/54		2,244	2,230,194
			3,243,721
Oil, Gas & Consumable Fuels — 0.2%
BP Capital Markets PLC, 6.45%(e)		605	621,476

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., 06/27/54(d)	USD	380	$ 382,288
Transcanada Trust, 5.60%, 03/07/82		38	34,449
			1,038,213
Total Preferred Securities — 6.6% (Cost: $27,667,283)			28,086,018
U.S. Treasury Obligations
U.S. Treasury Bonds
4.75%, 11/15/43		225	227,988
3.00%, 05/15/45		250	194,316
2.75%, 08/15/47		510	371,503
U.S. Treasury Notes, 4.50%, 04/15/27		1,225	1,223,182
Total U.S. Treasury Obligations — 0.5% (Cost: $2,089,829)			2,016,989
Total Long-Term Investments — 95.4% (Cost: $414,013,391)			405,586,071
	Shares
Short-Term Securities
Money Market Funds — 3.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.18%(g)	15,806,682	15,806,682
	Total Short-Term Securities — 3.7% (Cost: $15,806,682)	15,806,682
	Total Investments Before Options Written — 99.1% (Cost: $429,820,073)	421,392,753
	Options Written — (0.2)% (Premiums Received: $(904,734))	(784,164)
	Total Investments Net of Options Written — 98.9% (Cost: $428,915,339)	420,608,589
	Other Assets Less Liabilities — 1.1%	4,886,775
	Net Assets — 100.0%	$ 425,495,364
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	46	09/19/24	$ 5,442	$ 75,736
U.S. Treasury Notes (10 Year)	48	09/19/24	5,279	(34,378)
U.S. Ultra Treasury Bonds	11	09/19/24	1,379	(1,139)
U.S. Treasury Notes (5 Year)	206	09/30/24	21,955	(46,094)
				(5,875)
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	147	09/19/24	16,689	(44,134)
U.S. Treasury Notes (2 Year)	40	09/30/24	8,169	4,592
				(39,542)
				$ (45,417)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 05/07/27	1-day SOFR, 5.33%	Annual	4.65%	Annual	Bank of America N.A.	05/05/25	4.65%	USD	63,170	$ 108,247
2-Year Interest Rate Swap, 05/16/27	1-day SOFR, 5.33%	Annual	4.51%	Annual	Bank of America N.A.	05/14/25	4.51%	USD	63,740	39,798
2-Year Interest Rate Swap, 06/13/27	1-day SOFR, 5.33%	Annual	4.36%	Annual	JPMorgan Chase Bank N.A.	06/11/25	4.36%	USD	64,740	(27,475)
										120,570
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Quarterly	06/20/29	A-	USD	2,725	$ 51,805	$ 63,684	$ (11,879)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	BBB+	USD	18,550	(385,309)	(387,948)	2,639
							$ (333,504)	$ (324,264)	$ (9,240)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 5.33%	Annual	3.99%	Annual	05/16/25(a)	05/16/27	USD	21,415	$ (2,017)	$ —	$ (2,017)
1-day SOFR, 5.33%	Annual	3.86%	Annual	06/13/25(a)	06/13/27	USD	21,668	36,461	—	36,461
								$ 34,444	$ —	$ 34,444
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AutoZone, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/29	USD	1,330	$ (40,424)	$ (40,161)	$ (263)
Conagra Brands, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	744	(16,330)	(13,612)	(2,718)
Dow Chemical Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	1,330	(20,764)	(19,422)	(1,342)
DR Horton, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	USD	1,330	(28,793)	(27,936)	(857)
Lowe’s Cos., Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	1,330	(37,316)	(36,626)	(690)
Tyson Foods, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	1,330	(23,957)	(21,829)	(2,128)
							$ (167,584)	$ (159,586)	$ (7,998)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	1.00%	Quarterly	Deutsche Bank AG	12/20/24	BBB+	USD	2,211	$ 8,719	$ 2,841	$ 5,878
Ally Financial, Inc.	5.00	Quarterly	Citibank N.A.	06/20/29	BBB-	USD	295	46,261	47,254	(993)
Ally Financial, Inc.	5.00	Quarterly	Citibank N.A.	06/20/29	BBB-	USD	148	23,209	23,673	(464)
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	8,885	9,463	(578)
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	177	2,401	2,557	(156)
Broadcom, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	659	14,690	14,526	164
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/29	BBB	USD	368	8,203	8,132	71
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/29	BBB	USD	368	8,203	8,132	71
Energy Transfer LP	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB	USD	1,390	19,261	23,763	(4,502)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	328	49,326	50,019	(693)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	292	43,912	44,767	(855)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	18,798	18,748	50
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	139	20,903	21,310	(407)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	208	31,251	31,303	(52)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	18,798	18,648	150
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD	118	17,683	17,874	(191)
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	655	4,644	6,280	(1,636)
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	207	1,468	1,622	(154)
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	138	978	1,264	(286)
General Motors Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	111,416	113,821	(2,405)
General Motors Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	327	55,623	56,374	(751)
General Motors Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	209	35,466	35,509	(43)
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	680	11,880	13,733	(1,853)
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	340	5,940	6,713	(773)
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	687	12,002	14,834	(2,832)
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	137	2,394	2,596	(202)
HCA, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	670	132,736	132,085	651
HCA, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	604	119,661	119,074	587
JPMorgan Chase & Co.	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	677	16,540	17,630	(1,090)
JPMorgan Chase & Co.	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	338	8,258	8,647	(389)

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kinder Morgan, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	396	$ 7,311	$ 7,660	$ (349)
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	284	5,243	5,274	(31)
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	670	12,982	14,131	(1,149)
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	335	6,491	7,064	(573)
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	655	12,691	14,456	(1,765)
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	203	3,933	4,208	(275)
Petroleos Mexicanos	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	1,724	(265,524)	(237,548)	(27,976)
Teck Resources Ltd.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	790	147,237	132,672	14,565
T-Mobile U.S.A., Inc.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	74	15,072	14,796	276
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	2,767	46,718	52,232	(5,514)
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	320	5,403	5,904	(501)
Wells Fargo & Co.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	670	13,365	15,033	(1,668)
Wells Fargo & Co.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	335	6,683	7,515	(832)
Wells Fargo & Co.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	286	5,705	6,191	(486)
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	722	11,762	13,002	(1,240)
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	396	6,451	7,306	(855)
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	283	4,610	4,620	(10)
								$ 905,642	$ 947,708	$ (42,066)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 352,048,288	$ —	$ 352,048,288
Foreign Agency Obligations	—	3,313,019	—	3,313,019
Foreign Government Obligations	—	14,614,795	—	14,614,795
Municipal Bonds	—	5,506,962	—	5,506,962

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series C Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities	$ —	$ 28,086,018	$ —	$ 28,086,018
U.S. Treasury Obligations	—	2,016,989	—	2,016,989
Short-Term Securities
Money Market Funds	15,806,682	—	—	15,806,682
	$ 15,806,682	$ 405,586,071	$ —	$ 421,392,753
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 25,102	$ —	$ 25,102
Interest Rate Contracts	80,328	36,461	—	116,789
Liabilities
Credit Contracts	—	(84,406)	—	(84,406)
Interest Rate Contracts	(125,745)	(786,181)	—	(911,926)
	$ (45,417)	$ (809,024)	$ —	$ (854,441)
(a)	Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LP	Limited Partnership
NVS	Non-Voting Shares
OTC	Over-the-Counter
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate